EQUITY-BASED COMPENSATION (Summary of RSU Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
EGH 2021 Plan [Member] | Time Vested Restricted Stock Units [Member]
EQUITY-BASED COMPENSATION [Line Items]
Outstanding balances at beginning, Units	1,342,536
Granted, Units	509,277
Released, Units	(245,262)
Transfers, Units	12,227
Vested, Units	(379,555)
Forfeited, Units	(117,387)
Outstanding balances at end, Units	1,121,836	1,342,536
Vested and exercisable, Units	42,693
Outstanding balances at beginning, Weighted-Average Grant Date Fair Value	$ 23.2
Granted, Weighted-Average Grant Date Fair Value	25
Released, Weighted-Average Grant Date Fair Value	26.62
Transfers, Weighted-Average Grant Date Fair Value	24.43
Vested, Weighted-Average Grant Date Fair Value	27.86
Forfeited, Weighted-Average Grant Date Fair Value	26.5
Outstanding balances at end, Weighted-Average Grant Date Fair Value	21.59	$ 23.2
Vested and exercisable, Weighted-Average Grant Date Fair Value	$ 28.75
EGH 2021 Plan [Member] | Market / Market and Time Vested RSUs [Member]
EQUITY-BASED COMPENSATION [Line Items]
Outstanding balances at beginning, Units	209,852
Forfeited, Units	(80,547)
Outstanding balances at end, Units	129,305	209,852
Outstanding balances at beginning, Weighted-Average Grant Date Fair Value	$ 25.27
Forfeited, Weighted-Average Grant Date Fair Value	25.52
Outstanding balances at end, Weighted-Average Grant Date Fair Value	$ 25.12	$ 25.27
Replacement Awards under WWE 2016 Plan [Member] | Restricted Stock Units (RSUs) [Member]
EQUITY-BASED COMPENSATION [Line Items]
Outstanding balances at beginning, Units	701,090
Vested, Units	(259,847)
Forfeited, Units	(188,643)
Outstanding balances at end, Units	252,600	701,090
Outstanding balances at beginning, Weighted-Average Grant Date Fair Value	$ 100.65
Vested, Weighted-Average Grant Date Fair Value	100.65
Forfeited, Weighted-Average Grant Date Fair Value	100.65
Outstanding balances at end, Weighted-Average Grant Date Fair Value	$ 100.65	$ 100.65
TKO 2023 Plan [Member] | Restricted Stock Units (RSUs) [Member]
EQUITY-BASED COMPENSATION [Line Items]
Outstanding balances at beginning, Units	935,536
Granted, Units	1,630,439
Vested, Units	(416,450)
Forfeited, Units	(42,516)
Outstanding balances at end, Units	2,107,009	935,536
Vested and exercisable, Units	267,150
Outstanding balances at beginning, Weighted-Average Grant Date Fair Value	$ 91.23
Granted, Weighted-Average Grant Date Fair Value	91.95	$ 91.23
Vested, Weighted-Average Grant Date Fair Value	88.14
Forfeited, Weighted-Average Grant Date Fair Value	85.86
Outstanding balances at end, Weighted-Average Grant Date Fair Value	92.51	$ 91.23
Vested and exercisable, Weighted-Average Grant Date Fair Value	$ 78.22